Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Summary Of Significant Accounting Policies [Line Items]
Schedule of Earnings Per Share, Basic and Diluted
The calculation of the basic and diluted EPS is as follows:

	Three months ended June 30,		Six months ended June 30,
	2021	2020	2021	2020
Numerator
Net loss attributable to Doma Holdings, Inc.	$(23,299)	$(6,332)	$(35,057)	$(22,918)

Denominator
Weighted-average common shares – basic and diluted	11,667,266	9,950,920	11,457,724	10,231,489

Net loss per share attributable to Doma Holdings, Inc. shareholders
Basic and diluted	$(2.00)	$(0.64)	$(3.06)	$(2.24)

The calculation of the basic and diluted EPS is as follows:

	Year ended December 31,
	2020	2019	2018
Numerator
Net loss attributable to Doma Holdings, Inc.	$(35,103)	$(27,137)	$(12,047)

Denominator
Weighted-average common shares – basic and diluted	10,390,006	10,060,857	10,098,071

Net loss per share attributable to Doma Holdings, Inc. shareholders
Basic and diluted	$(3.38)	$(2.70)	$(1.19)

Capitol Investment Corp. V
Summary Of Significant Accounting Policies [Line Items]
Schedule of Earnings Per Share, Basic and Diluted
The following table reflects the calculation of basic and diluted net income (loss) per common stock (in dollars, except per share amounts):

	Three Months Ended
	June 30, 2021	June 30, 2020
Class A common stock subject to possible redemption
Numerator: Earnings allocable to Class A common stock subject to possible redemption
Interest earned on marketable securities held in Trust Account, net of franchise taxes	$—	$—
Net income allocable to Class A common stock subject to possible redemption	$—	$—
Denominator: Weighted Average Class A common stock subject to possible redemption
Basic and diluted weighted average shares outstanding	30,465,565	—
Basic and diluted net income per share	$—	$—
Non-Redeemable Common Stock
Numerator: Earnings allocable to non-redeemable common stock
Net income (loss)	$(330,831)	$(277)
Less: Net income allocable to Class A common stock subject to possible redemption	—	—
Non-redeemable net income (loss)	$(330,831)	$(277)
Denominator: Weighted Average non-redeemable common stock
Basic and diluted weighted average shares outstanding, non-redeemable common stock	12,659,435	7,500,000
Basic and diluted net income (loss) per share, non-redeemable common stock	$(0.03)	$(0.00)

	Six Months Ended
	June 30, 2021	June 30, 2020
Class A common stock subject to possible redemption
Numerator: Earnings allocable to Class A common stock subject to possible redemption
Interest earned on marketable securities held in Trust Account, net of franchise taxes	$—	$—
Net income allocable to Class A common stock subject to possible redemption	$—	$—
Denominator: Weighted Average Class A common stock subject to possible redemption
Basic and diluted weighted average shares outstanding	30,157,984	—
Basic and diluted net income per share	$—	$—
Non-Redeemable Common Stock
Numerator: Earnings allocable to non-redeemable common stock
Net income (loss)	$5,854,968	$(297)
Less: Net income allocable to Class A common stock subject to possible redemption	—	—
Non-redeemable net income (loss)	$5,854,968	$(297)
Denominator: Weighted Average Non-redeemable common stock
Basic and diluted weighted average shares outstanding, Non-redeemable common stock	12,967,016	7,500,000
Basic and diluted net income (loss) per share, Non-redeemable common stock	$0.45	$(0.00)

The following table reflects the calculation of basic and diluted net loss per common stock (in dollars, except per share amounts):

For the Year Ended December 31, 2020
Class A common stock subject to possible redemption
Numerator: Earnings allocable to Class A common stock subject to possible redemption
Interest earned on marketable securities held in Trust Account	$10,883
Net income allocable to Class A common stock subject to possible redemption	$10,883
Denominator: Weighted Average Class A common stock subject to possible redemption
Basic and diluted weighted average shares outstanding	$29,846,985
Basic and diluted net income per share	$0.00
Non-Redeemable Common Stock
Numerator: Earnings allocable to non-redeemable common stock
Net loss	$(8,645,008)
Less: Net income allocable to Class A common stock subject to possible redemption	$(10,883)
Non-redeemable net loss	$(8,655,891)
Denominator: Weighted Average Non-redeemable common stock
Basic and diluted weighted average shares outstanding, Non-redeemable common stock	$7,868,993
Basic and diluted net loss per share, Non-redeemable common stock	$(1.10)